Summarized Quarterly Financial Information-Unaudited (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 16,429	$ 17,094	$ 15,824	$ 17,320	$ 23,096	$ 26,872	$ 32,550	$ 33,451
Loss from operations	(8,374)	(22,039)	(22,383)	(37,557)	(61,864)	(50,617)	(57,796)	(121,887)	$ (90,353)	$ (292,164)	$ 28,249
Loss available to common stockholders	$ (9,659)	$ (23,306)	$ (24,143)	$ (39,137)	$ (64,696)	$ (51,910)	$ (61,083)	$ (122,240)	$ (96,245)	$ (299,929)	$ 26,051
Earnings per share, Basic (in usd per share)	$ (0.46)	$ (1.31)	$ (1.38)	$ (2.09)	$ (3.94)	$ (3.19)	$ (3.77)	$ (7.55)	$ (5.24)	$ (18.45)	$ 1.57
Earnings per share, Diluted (in usd per share)	$ (0.46)	$ (1.31)	$ (1.38)	$ (2.09)	$ (3.94)	$ (3.19)	$ (3.77)	$ (7.55)	$ (5.24)	$ (18.45)	$ 1.57
Ceiling test write-downs		$ 8,700	$ 12,800	$ 18,900	$ 51,900	$ 40,200	$ 65,500	$ 108,900
Gain on sale of assets							$ 21,500		$ 0	$ 21,937	$ 0